RESTRUCTURING	3 Months Ended
Mar. 31, 2023
Restructuring [Abstract]
RESTRUCTURING	Restructuring
The Company incurred $5 million of restructuring costs during the three months ended March 31, 2023. These costs are included in restructuring expenses in the Company’s consolidated statements of operations.
The changes to the restructuring provisions recorded on the consolidated statements of financial position as of March 31, 2023, are summarized as follows:

(in millions)	2023
Beginning balance as of December 31, 2022	$86
Provision	5
Amounts paid	(39)
Ending balance as of March 31, 2023	$52